General Information (Details) - Schedule of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Grupo Disco del Uruguay S.A. [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	$ 252,169	$ 213,384
Investment activities	(99,545)	(51,151)
Financing activities	(90,701)	(235,941)
Net increase (decrease) in cash	61,923	(73,708)
Éxito Viajes y Turismo S.A.S. [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	(1,290)	8,476
Investment activities	(112)	(118)
Financing activities	(3,024)	(4,930)
Net increase (decrease) in cash	(4,426)	3,428
Patrimonio Autónomo Viva Malls [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	161,157	142,499
Investment activities	12,995	(23,218)
Financing activities	(157,050)	(100,955)
Net increase (decrease) in cash	17,102	18,326
Patrimonio Autónomo Viva Sincelejo [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	5,740	3,937
Investment activities	(1,332)	(2,766)
Financing activities	(5,265)	(1,094)
Net increase (decrease) in cash	(857)	77
Patrimonio Autónomo Viva Villavicencio [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	22,130	24,201
Investment activities	(11,127)	(8,727)
Financing activities	(8,971)	(19,166)
Net increase (decrease) in cash	2,032	(3,692)
Patrimonio Autónomo San Pedro Etapa I [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	4,508	3,879
Investment activities		(775)
Financing activities	(4,818)	(3,407)
Net increase (decrease) in cash	(310)	(303)
Patrimonio Autónomo Centro Comercial [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	13,519	11,775
Investment activities	(17)	(48)
Financing activities	(14,431)	(15,103)
Net increase (decrease) in cash	(929)	(3,376)
Patrimonio Autónomo Iwana [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	148	38
Investment activities
Financing activities	(189)	(11)
Net increase (decrease) in cash	(41)	27
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	37,094	28,221
Investment activities	(4,571)	(2,642)
Financing activities	(32,301)	(31,079)
Net increase (decrease) in cash	222	(5,500)
Patrimonio Autónomo Viva Laureles [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	16,081	13,302
Investment activities	(1,259)	(2,019)
Financing activities	(14,706)	(13,742)
Net increase (decrease) in cash	116	(2,459)
Patrimonio Autónomo Viva Palmas [Member]
General Information (Details) - Schedule of Cash Flows [Line Items]
Operating activities	2,335	(2,431)
Investment activities	(593)	(500)
Financing activities	(1,625)	2,023
Net increase (decrease) in cash	$ 117	$ (908)